Cover	Sep. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002141983
Document Type	S-1
Entity Registrant Name	Allarity Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true